ASSET RETIREMENT OBLIGATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Period during which all related assets will be removed from calculation	55 years
Asset Retirement Obligation, Roll Forward Analysis
Beginning balance	$ 39,451	$ 45,125
Adjustment due to changes in estimates	2,166	(5,431)
Accretion of liability	3,373	4,863
Liabilities settled	(2,712)	(4,104)
Foreign Currency	2,501	(1,002)
Ending balance	$ 44,779	$ 39,451